`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     January 29, 2013

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	310,067

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     5807    62538 SH       Sole                                      62538
AT&T Corp New                  COM              00206R102     8202   243315 SH       Sole                                     243315
Abbott Laboratories            COM              002824100     8909   136021 SH       Sole                                     136021
Alps Etf Tr Alerian Mlp        COM              00162Q866      193    12075 SH       Sole                                      12075
Altria Group Inc               COM              02209S103     1402    44579 SH       Sole                                      44579
Amerigas Partners L P Unit L P COM              030975106      553    14285 SH       Sole                                      14285
Apple Computers                COM              037833100     8148    15311 SH       Sole                                      15311
Apricus Biosciences In Com     COM              03832V109      171    85727 SH       Sole                                      85727
Bank Of America Corp New       COM              060505104      162    13921 SH       Sole                                      13921
Berkshire Hathaway Inc Del Cl  COM              084670108     1475       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702     7729    86161 SH       Sole                                      86161
Bristol Myers Squibb           COM              110122108      322     9889 SH       Sole                                       9889
Central Garden&pet Co Cl A Non COM              153527205      482    45989 SH       Sole                                      45989
Chevrontexaco Corp Com         COM              166764100    10846   100300 SH       Sole                                     100300
Cincinnati Financial Corp Com  COM              172062101      345     8808 SH       Sole                                       8808
Cisco Sys Inc                  COM              17275R102     4826   245616 SH       Sole                                     245616
Coca-Cola                      COM              191216100     4022   110949 SH       Sole                                     110949
Colgate Palmolive              COM              194162103     7034    67287 SH       Sole                                      67287
Conocophillips Com             COM              20825C104     4707    81173 SH       Sole                                      81173
Direxion Daily Financial Bull  COM              25459Y694      284     2365 SH       Sole                                       2365
Direxion Shs Etf Tr Dly Enrgy  COM              25459W888      258     5320 SH       Sole                                       5320
Direxion Shs Etf Tr Dly Midcap COM              25459W730      687    18240 SH       Sole                                      18240
Direxion Shs Etf Tr Dly Smcap  COM              25459W847      678    10606 SH       Sole                                      10606
Direxion Shs Etf Tr Dly Tech B COM              25459W102      319     6539 SH       Sole                                       6539
Direxion Shs Etf Tr Drx S&P 50 COM              25459W862      800     9125 SH       Sole                                       9125
Du Pont E I De Nemours Com     COM              263534109     5441   120973 SH       Sole                                     120973
Duke Energy Corp               COM              26441C204      430     6733 SH       Sole                                       6733
Energy Transfer Prtnrs Unit Lt COM              29273R109      713    16605 SH       Sole                                      16605
Exxon Mobil Corp Com           COM              30231G102    16763   193678 SH       Sole                                     193678
General Electric Co            COM              369604103    10358   493493 SH       Sole                                     493493
General Motors Escrow          COM              370ESC816        0    10226 SH       Sole                                      10226
Green Envirotech Hldgs Com     COM              39303B107        0    50000 SH       Sole                                      50000
Home Depot                     COM              437076102     5299    85669 SH       Sole                                      85669
IR 4C Inc. Class               COM              45000Z107       50    50000 SH       Sole                                      50000
International Business Machine COM              459200101      331     1728 SH       Sole                                       1728
Ishares Inc Em Mkt Min Vol     COM              464286533     1333    22015 SH       Sole                                      22015
Ishares Tr Dj Intl Sel Divd    COM              464288448     3089    91756 SH       Sole                                      91756
Ishares Tr Dj Sel Div Inx      COM              464287168      411     7177 SH       Sole                                       7177
Ishares Tr Dj Us Energy        COM              464287796      207     5070 SH       Sole                                       5070
Ishares Tr Dj Us Finl Svc      COM              464287770     9112   153633 SH       Sole                                     153633
Ishares Tr Hgh Div Eqt Fd      COM              46429B663      577     9828 SH       Sole                                       9828
Ishares Tr Russell 2000        COM              464287655      547     6484 SH       Sole                                       6484
Ishares Tr S&P 500 Index       COM              464287200    10161    70983 SH       Sole                                      70983
Ishares Tr S&P Gbl Energy      COM              464287341     6732   176005 SH       Sole                                     176005
Ishares Tr S&p Mc 400 Grw      COM              464287606     6613    57802 SH       Sole                                      57802
Ishares Tr S&p Midcap Value    COM              464287705     2642    29976 SH       Sole                                      29976
Ishares Tr Small Growth Index  COM              464288604     5555    59185 SH       Sole                                      59185
J P Morgan Chase & Co          COM              46625H100     7687   174828 SH       Sole                                     174828
Johnson & Johnson              COM              478160104     8807   125641 SH       Sole                                     125641
Kinder Morgan Mgmt Llc Shs     COM              49455U100    10657   141229 SH       Sole                                     141229
Lowes Cos Inc Com              COM              548661107      411    11563 SH       Sole                                      11563
Mcdonalds                      COM              580135101     4677    53026 SH       Sole                                      53026
Merck & Co, Inc.               COM              58933Y105     7804   190624 SH       Sole                                     190624
Microsoft                      COM              594918104     2933   109809 SH       Sole                                     109809
Natural Resource Prtnr Com Uni COM              63900P103      340    18365 SH       Sole                                      18365
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nextera Energy Inc Com         COM              65339F101      409     5916 SH       Sole                                       5916
North European Oil Royalty Tru COM              659310106      252    11232 SH       Sole                                      11232
Oracle Corp Com                COM              68389X105     4774   143277 SH       Sole                                     143277
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      613    19700 SH       Sole                                      19700
Penn West Energy Trust         COM              707887105      120    11055 SH       Sole                                      11055
Pepsico                        COM              713448108     7715   112744 SH       Sole                                     112744
Pfizer                         COM              717081103    11773   469432 SH       Sole                                     469432
Philip Morris Intl Inc Com     COM              718172109     8492   101536 SH       Sole                                     101536
Phillips 66 Com                COM              718546104     1746    32885 SH       Sole                                      32885
Powershares QQQ Tr Unit Series COM              73935A104     8150   125133 SH       Sole                                     125133
Proctor & Gamble               COM              742718109     8654   127471 SH       Sole                                     127471
Proshares Tr Ultra S&P 500     COM              74347R107      447     7405 SH       Sole                                       7405
Prospect Capital Corp Com      COM              74348T102     1058    97320 SH       Sole                                      97320
Sanofi-Aventis Sponsored ADR   COM              80105N105     6915   145945 SH       Sole                                     145945
Sempra Energy Com              COM              816851109      291     4100 SH       Sole                                       4100
Sirius Satellite Radio Com     COM              82967N108      189    65344 SH       Sole                                      65344
Southern Co Com                COM              842587107      348     8119 SH       Sole                                       8119
Spectra Energy Corp            COM              847560109      203     7410 SH       Sole                                       7410
Suburban Propane L P Unit Ltd  COM              864482104      262     6735 SH       Sole                                       6735
Teva Pharmaceutical Inds Ltd A COM              881624209     8823   236276 SH       Sole                                     236276
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     4541   101978 SH       Sole                                     101978
Verizon Communications Com     COM              92343V104     8102   187238 SH       Sole                                     187238
Wal-Mart Stores Inc            COM              931142103     2834    41543 SH       Sole                                      41543
Walgreens, Inc.                COM              931422109      991    26764 SH       Sole                                      26764
Wells Fargo & Co Del Com       COM              949746101     8190   239619 SH       Sole                                     239619
Western Un Co Com              COM              959802109     5602   411624 SH       Sole                                     411624
Whitestone Reit Cl B Sbi       COM              966084204      327    23295 SH       Sole                                      23295